Other long-term assets (Tables)	12 Months Ended
Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Long-Term Assets

	As at September 30, 2020	As at September 30, 2019
	$	$
Prepaid long-term maintenance agreements	17,567	20,532
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights (Note 17)	24,033	23,879
Retirement benefits assets (Note 17)	86,127	96,620
Deposits	13,312	13,999
Deferred financing fees	3,408	3,798
Other	19,292	21,652
	163,739	180,480